ACQUISITION OF BUSINESSES - Magnati - Sole Proprietorship LLC (“Magnati”) (Details) - Magnati - Sole Proprietorship L.L.C. - Business services $ in Millions	Aug. 08, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	60.00%
Retention of voting equity interest percentage acquired	40.00%
Goodwill	$ 500
Intangible assets	226
Acquisitions through business combinations	345
Other net liabilities	308
Acquisition-related costs	$ 3
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	60.00%
Consideration transferred, acquisition-date fair value	$ 763